DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Turnover tax balance					$ 25,497	$ 69,038
Income tax credit balance	[1]				0	1,386,757
VAT credit balance					6,005	58,005
Other tax receivables					14,121	1,670
Prepaid expenses					142,519	123,499
Advances to suppliers					1,263,364	1,609,144
Allowance for doubtful accounts		$ 0		$ 0	(54,067)	0
Balances with related parties					84,236	0
Subsidies receivables					302,777	195,810
Other Receivables UT					43,199	53,107
Others					340,196	448,429
Total					2,167,847	3,945,459
Non Current [Abstract]
Turnover tax balance					0	0
Income tax credit balance	[1]				0	0
VAT credit balance					0	0
Other tax receivables					1,954	1,907
Prepaid expenses					0	0
Advances to suppliers					0	0
Subsidies receivables					0	0
Allowance for doubtful accounts					0	0
Balances with related parties					0	0
Other Receivables UT					0	0
Others					7,603	10,351
Total					$ 9,557	$ 12,258
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		0		0
Inflation adjustment restatement		(44,179)
Additions		233,379	[2]	0
Applications		0		0
Reversals		(135,133)	[2]	0
Balance at the end of period		$ 54,067		$ 0

[1]	Provision, net of advances paid, withholdings and perceptions.
[2]	Included in "Selling Expenses".